Ordinary Shares	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Ordinary shares
15	Ordinary shares

On January 8, 2014, the Company was incorporated in the Cayman Islands with authorized share capital of HKD380,000 divided into 3,800,000,000 shares of a nominal or par value of HKD0.0001 each. Upon the incorporation of the Company, one subscriber’s share was allotted and issued to Kevin Butler at a consideration of HKD0.0001, representing 100% of the entire ordinary share of the Company. On the same date, such share was transferred to Complete Joy Investments Limited (“Complete Joy”) at nil consideration. As a result, Complete Joy was the sole owner of the Company.

On July 11, 2018, the Company repurchased of a total of 1,230,434,041 shares of HKD0.0001 each share, following by issuing a total of 1,230,434,040 shares of USD0.0001 each share. As the result of the above redenomination, the par value of the Company’s shares has been changed from HKD0.0001 to USD0.0001, and its authorized share capital has been increased to USD380,000 divided into 3,800,000,000 shares of USD0.0001 each.

Upon the IPO on November 7, 2018 and exercise of the green shoes options, the Company issued 130,000,000 and 8,500,000 ordinary shares, equal to 6,500,000 ADSs and 425,000 ADSs, respectively, priced at USD7.5 per ADS. The Company issued 2,709,200 ordinary shares, equal to 135,460 ADSs, upon a follow-on exercise of the green shoes options on November 21, 2018, priced at USD7.5 per ADS.

As disclosed in Note 27, on July 19, 2021, 187,933,720 ordinary shares were issued to JPMorgan Chase Bank N.A. (the “Depositary”) as a reserve pool for future issuances upon the exercise of share options granted under the 2018 Option to the Group’s management members and employees. All shareholder rights of these 187,933,720 ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding shares are exercised. While the ordinary shares were legally issued to the Depositary, the Depositary does not have any of the rights associated with the ordinary shares, as such the Group accounted for these shares as issued but not outstanding until the waiver is released by the Group, which occur when the share options are exercised and ordinary shares are transferred to the management members and employees.